ADVANCES TO SUPPLIERS - THIRD PARTIES, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Advance To Suppliers [Line Items]
Beginning balance	$ 8,897,750	$ 0
Addition	311,420	8,901,490
Less: write-off	(4,662,795)	0
Exchange rate effect	(292,232)	(3,740)
Ending balance	4,254,143	8,897,750
Discontinued Operations [Member]
Schedule Of Advance To Suppliers [Line Items]
Beginning balance	(8,571,652)
Ending balance	(4,157,647)	(8,571,652)
Continuing Operations [Member]
Schedule Of Advance To Suppliers [Line Items]
Beginning balance	326,098
Ending balance	$ 96,496	$ 326,098